Basis of Presentation and Summary of Significant Accounting Policies (Details)		1 Months Ended	3 Months Ended		12 Months Ended
	Oct. 18, 2022 USD ($) item	Oct. 31, 2022 USD ($) item	Mar. 31, 2023 USD ($) shares	Mar. 31, 2022 shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($)	Oct. 21, 2020 USD ($)
Basis of Presentation and Summary of Significant Accounting Policies
Cash			$ 110,911,416		$ 12,238,835	$ 51,504,887
Unrecognized tax benefits					$ 0	0	$ 0
Number of shares excluded calculation of diluted net income (loss) because their inclusion would be anti-dilutive | shares			22,358,327	2,811,630	4,466
Federal Depository Insurance Coverage					$ 250,000
DiamondHead Holdings Corp.
Basis of Presentation and Summary of Significant Accounting Policies
Cash					37,000
Working capital deficit					3,900,000
Tax obligations that may be paid using investment income earned in Trust Account					481,000
Working capital loan					1,500,000
Working capital loans outstanding					0	0
Notes payable - related party					204,110
Cash equivalents					$ 0	0
Maturity term of U.S. government securities					185 days
Unrecognized tax benefits					$ 0	$ 0
Number of shares excluded calculation of diluted net income (loss) because their inclusion would be anti-dilutive | shares					14,558,333
DiamondHead Holdings Corp. | Promissory Note with Related Party
Basis of Presentation and Summary of Significant Accounting Policies
Maximum borrowing capacity of related party promissory note								$ 300,000
Notes payable - related party					$ 204,110
Accrued interest					4,110
DiamondHead Holdings Corp. | Sponsor
Basis of Presentation and Summary of Significant Accounting Policies
Consideration received					25,000
Maximum borrowing capacity of related party promissory note					$ 300,000
DiamondHead Holdings Corp. | Sponsor | Promissory Note with Related Party
Basis of Presentation and Summary of Significant Accounting Policies
Maximum borrowing capacity of related party promissory note		$ 400,000
Unsecured promissory notes issued, number of affiliates of the Sponsor | item	2	2
Notes payable - related party	$ 400,000
DiamondHead Holdings Corp. | Class A common stock subject to possible redemption
Basis of Presentation and Summary of Significant Accounting Policies
Class A ordinary shares, temporary equity | shares					34,500,000	34,500,000